Commitments and Contingencies (Details Narrtive) (10-K) - Patented Technology Developed [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Royalty percentage	25.00%	25.00%
Royalty	$ 35,000	$ 35,000
Common stock shares available for future issuance	8,000,000	8,000,000
Individual [Member]
Royalty		$ 343,300